Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options Exercisable, Beginning Balance	2,789,110	2,347,665
Options Exercisable, Ending Balance	3,314,828	2,789,110
Weighted-Average Exercise Price Per Share, Beginning Balance	$ 10.23	$ 10.15
Weighted-Average Exercise Price Per Share, Ending Balance	$ 9.88	$ 10.23
Options Outstanding, Beginning Balance	4,658,425	4,621,173
Options Outstanding, Granted	1,609,000	774,959
Options Outstanding, Exercised		(61,372)
Options Outstanding, Forfeited or expired	(420,606)	(676,335)
Options Outstanding, Ending Balance	5,846,799	4,658,425
Weighted-Average Exercise Price Per Share, Beginning Balance	$ 9.47	$ 10.3
Weighted-Average Exercise Price Per Share, Granted	1.12	5.2
Weighted-Average Exercise Price Per Share, Exercised		3.7
Weighted-Average Exercise Price Per Share, Forfeited or expired	7.05	10.75
Weighted-Average Exercise Price Per Share, Ending Balance	$ 7.35	$ 9.47
Previously Reported [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options Exercisable, Beginning Balance	2,789,110
Options Exercisable, Ending Balance		2,789,110
Weighted-Average Exercise Price Per Share, Beginning Balance	$ 10.23
Weighted-Average Exercise Price Per Share, Ending Balance		$ 10.23
Options Outstanding, Beginning Balance	4,658,405
Options Outstanding, Ending Balance		4,658,405
Weighted-Average Exercise Price Per Share, Beginning Balance	$ 9.47
Weighted-Average Exercise Price Per Share, Ending Balance		$ 9.47